INTANGIBLE ASSETS, NET (Details Narrative)	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CAD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CAD ($)
Toronto E Schools [Member]
Finite-Lived Intangible Assets [Line Items]
Deferred tax liability		$ 29,411	$ 42,288	$ 31,234	$ 42,288
Toronto E Schools [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment loss	$ 589,468